CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 129,861	$ 162,036
Cost of revenues	96,137	104,173
Gross Profit	33,724	57,863
R&D expenses:
Expenses incurred	19,243	20,831
Less - grants	563	1,802
Research and development expenses	18,680	19,029
Selling and marketing expenses	18,725	25,280
General and administrative expenses	15,226	$ 14,011
Restructuring Costs	986
Goodwill impairment losses	20,402
Operating loss	(40,295)	$ (457)
Financial expenses, net	(5,850)	(1,898)
Loss before taxes	(46,145)	(2,355)
Taxes on income	740	783
Net loss from continuing operations	(46,885)	(3,138)
Net loss from discontinued operation	(200)	(795)
Net loss	(47,085)	(3,933)
Depreciation and amortization expenses	11,459	11,626
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	70,026	97,603
Cost of revenues	43,824	57,667
Gross Profit	26,202	39,936
R&D expenses:
Expenses incurred	12,875	14,153
Less - grants	546	1,406
Research and development expenses	12,329	12,747
Selling and marketing expenses	12,416	18,458
General and administrative expenses	6,134	5,255
Restructuring Costs	$ 705
Goodwill impairment losses
Operating loss	$ (5,382)	3,476
Depreciation and amortization expenses	3,554	3,638
Mobility [Member]
Segment Reporting Information [Line Items]
Revenues	28,695	38,972
Cost of revenues	22,672	26,300
Gross Profit	6,023	12,672
R&D expenses:
Expenses incurred	6,368	6,678
Less - grants	17	396
Research and development expenses	6,351	6,282
Selling and marketing expenses	5,485	5,807
General and administrative expenses	5,020	4,097
Restructuring Costs	281
Goodwill impairment losses	20,402
Operating loss	(31,516)	(3,514)
Depreciation and amortization expenses	5,503	6,225
Services [Member]
Segment Reporting Information [Line Items]
Revenues	31,140	25,461
Cost of revenues	29,641	20,206
Gross Profit	$ 1,499	$ 5,255
R&D expenses:
Expenses incurred
Less - grants
Research and development expenses
Selling and marketing expenses	$ 824	$ 1,015
General and administrative expenses	$ 4,072	4,659
Restructuring Costs
Goodwill impairment losses
Operating loss	$ (3,397)	(419)
Depreciation and amortization expenses	$ 2,402	$ 1,763